Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Impairment loss on financial assets, net	₩ 34,615	₩ 27,178
Bad debt expenses (reversal) [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	24,791	40,153
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	14,968	19,704
Less: Recovery of impairment loss on financial assets	₩ (5,144)	₩ (32,679)